Taxation (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Current tax expense:
Total current tax expense	$ 4,400,000	$ 9,300,000	$ 8,400,000	$ 17,800,000
Deferred tax expense:
Deferred income tax expense / (benefit)			5,100,000	(300,000)
Total income tax expense	9,500,000	9,000,000	13,500,000	17,500,000
Effective income tax rate reconciliation
United Kingdom statutory income tax rate	21.50%	23.20%	21.50%	23.20%
Effect of other tax jurisdictions	(12.40%)	(17.00%)	(12.60%)	(15.90%)
Effective income tax rate	9.10%	6.20%	8.90%	7.30%
Net deferred tax assets
Net operating loss carryfoward	3,900,000		3,900,000		9,500,000
Deferred mobilization revenue	800,000		800,000		300,000
Total deferred tax assets	4,700,000		4,700,000		9,800,000
Deferred tax liabilities	0		0		0
United Kingdown
Current tax expense:
Total current tax expense	0	0	0	0
Deferred tax expense:
Deferred income tax expense / (benefit)	0	100,000	0	100,000
Foreign
Current tax expense:
Total current tax expense	4,400,000	9,300,000	8,400,000	17,800,000
Deferred tax expense:
Deferred income tax expense / (benefit)	$ 5,100,000	$ (400,000)	$ 5,100,000	$ (400,000)